Trade and other receivables	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Trade and other receivables
Note 5. Trade and other receivables

	Consolidated
	December 2024	June 2024
	$	$
Current assets
GBM Agile deposit	—	3,756,039
Deposits held	7,687	7,687
BAS receivable	88,445	133,003

	96,132	3,896,729

The GBM Agile deposit was advanced to GCAR at the start of the GBM Agile trial and was refundable if not utilised against trial expenses. The amount has been allocated against expenditure in 2H CY2024.